STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended						12 Months Ended
	Feb. 27, 2020	May 21, 2019	Apr. 30, 2019	Aug. 31, 2018	Oct. 25, 2017	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Feb. 28, 2019	Jan. 25, 2019	Jan. 09, 2019	Aug. 02, 2018	Dec. 21, 2015
Common stock, shares authorized							250,000,000	250,000,000		250,000,000
Proceeds from issuance of common stock				$ 25,000
Common stock, shares issued durind period								20,860,084
Common stock, shares issued							103,164,460	29,824,187
Common stock shares outstanding							103,164,460	29,824,187
Accrued interest							$ 25,274	$ 24,456
Common stock value							$ 103,165	$ 29,825
Exchange shares of common stock							994,887	257,767
Conversion of debt							$ (4,592)	$ 0
DigiMine LLC [Member]
Extinguishment of derivative liabilities							$ 764,800
Exchange shares of common stock		10,000,000					8,000,000	2,000,000
Common stock shares issued during the period, value							$ 479,800	$ 285,000
Surrender of preferred shares		20,000
Share exchange descritipn							Exchange for 10,000,000 shares the Company’s common stock, which are to be issued in ten tranches of 1,000,000 shares each.
Unissued common shares value		$ 1,650,000
Convertible Notes Payable [Member]
Common stock shares issued							9,768,400	9,768,400
Convertible preferred stock							97,684	97,684
Par value							$ 9,670
Mr. Rubakh [Member]
Common stock shares issued							3,000,000	3,000,000
Convertible preferred stock value								$ 9,768
Lender [Member]
Proceeds from issuance of common stock							$ 53,250
Common stock shares issued, shares							150,000
Preferred Stock Exchange Agreement [Member]
Common stock, shares issued								2,000,000
Extinguishment of derivative liabilities		$ 1,650,000
Common stock value								$ 285,000
Exchange shares of common stock		10,000,000
August 2018 and January 2019 [Member]
Proceeds from issuance of common stock							$ 4,950
Extinguishment of derivative liabilities							$ 772,751
Common stock shares issued, shares							4,950,000
Consultant [Member] | August and October 2018 [Member]
Common stock, shares issued							220,000
Common stock value							$ 82,057
Series B Preferred Stock [Member]
Common stock shares issued							430,000	300,000
Preferred stock, shares authorized							500,000	500,000					500,000
Preferred stock, shares issued							430,000	300,000
Preferred stock, shares outstanding							430,000	300,000
Preferred stock, par value per share							$ 0.001	$ 0.001					$ 0.001
Common stock shares issuable upon conversion of preferred stock													100
Common Stock [Member]
Common stock, shares issued							3,771,684
Extinguishment of derivative liabilities							$ 95,755
Common stock shares issued							103,164,460	29,824,187
Common stock shares outstanding							103,164,460	29,824,187
Notes payable							$ 242,400
Accrued interest							$ 15,367
Series A Preferred Stock [Member]
Common stock shares issued							500,000	500,000
Preferred stock, shares authorized							1,000,000	1,000,000
Preferred stock, shares issued							500,000	500,000
Preferred stock, shares outstanding							500,000	500,000
Preferred stock, par value per share							$ 0.001	$ 0.001
Series A Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, shares issued						500,000
Preferred stock, shares outstanding						500,000
Common stock voting rights						Holders of the Series A preferred stock have the right to vote in aggregate, on all shareholder matters equal to 1,000 votes per share of Series A preferred stock.
limitations and relative rights						1,000,000
Series B Preferred Stock [Member] | Mr. Rubakh [Member]
Preferred stock, shares issued					3,500		100,000	70,000			3,500
Preferred stock, par value per share					$ 10			$ 3
Stock-based compensation - related party							$ 120,000	$ 1,312,000
Exchange shares of common stock	30,000		3,000,000					3,000,000
Purchase of shares					16,000
Shares issued for cash					$ 12,500
Investment amount					125,000
Shares returned	3,000,000						3,000,000
Convertible preferred stock	30,000						30,000	30,000
Stock subscription payable					$ 35,000						$ 35,000
Series B Preferred Stock [Member] | Board Of Director [Member] | Mr. Rubakh [Member]
Preferred stock, shares issued							100,000	70,000
Stock-based compensation - related party							$ 120,000	$ 1,312,000
Series B Preferred Stock [Member] | Asset Purchase Agreement [Member]
Common stock, shares issued							8,000,000
Extinguishment of derivative liabilities		$ 461,236
Preferred stock, shares issued									1,200			38,018
Total issued shares		68,340,273					76,340,273
Common stock shares issued during the period, value		$ 999,479					$ 479,800
Convertible note principal amount		944,192
Preferred shares value												$ 3,801,800
Accrued interest payable		43,695
Conversion fees		7,000
Conversion of debt		$ 4,592
Cryptocurrency description							The purchase of 182 cryptocurrency mining machines.
Preferred stock originally issued							1,800
Series B Preferred Stock [Member] | Asset Purchase Agreement [Member] | DigiMine LLC [Member]
Common stock, shares issued							8,000,000	2,000,000
Unissued common shares value							$ 479,800	$ 285,000